UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Everest Capital Limited

Address:  Everest Capital Limited
          65 Front Street, 6th Floor
          Hamilton, Bermuda HM12

13F File Number: 028-04298

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Damian Resnik
Title:    Chief Compliance Officer
Phone:    (441) 296-0222


Signature, Place and Date of Signing:

/s/ Damian Resnik                   Hamilton, Bermuda         November 14, 2008
----------------------              ------------------        -----------------
     [Signature]                    [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       35

Form 13F Information Table Value Total:    $502,321
                                          (thousands)


List of Other Included Managers:

Form 13F File Number            Name

None.

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                        FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2        COLUMN 3     COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8

                                                             VALUE      SHRS OR    SH/ PUT/  INVESTMENT  OTHER    VOTING  AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP       (X$1000)   PRN AMT    PRN CALL  DISCRETION  MGRS    SOLE    SHARED NONE
--------------                  --------------   -----       --------   -------    --- ----  ----------  ----    ----    ------ ----
AMERICA MOVIL SAB DE CV          SPON ADR L SHS   02364W105    2,026       43,700  SH        SOLE       NONE      43,700
APPLE INC                        COM              037833100   11,366      100,000  SH        SOLE       NONE     100,000
BANK OF AMERICA CORPORATION      COM              060505104   12,408      354,500  SH        SOLE       NONE     354,500
CENTEX CORP                      COM              152312104    8,748      540,000  SH        SOLE       NONE     540,000
COLLECTIVE BRANDS INC            COM              19421W100   17,395      950,000  SH        SOLE       NONE     950,000
COMPANHIA VALE DO RIO DOCE       SPONSORED ADR    204412209   16,841      879,400  SH        SOLE       NONE     879,400
D R HORTON INC                   COM              23331A109    9,114      700,000  SH        SOLE       NONE     700,000
ENERGY CONVERSION DEVICES IN     COM              292659109    1,270       21,800  SH        SOLE       NONE      21,800
FEDERAL NATL MTG ASSN            COM              313586109    5,355    3,500,000  SH        SOLE       NONE   3,500,000
FIRST SOLAR INC                  COM              336433107    9,634       51,000  SH        SOLE       NONE      51,000
FOMENTO ECONOMICO MEXICANO S     SPON ADR UNITS   344419106    1,209       31,700  SH        SOLE       NONE      31,700
FORD MTR CO DEL                  COM PAR $0.01    345370860   14,924    2,870,000  SH        SOLE       NONE   2,870,000
GENERAL MTRS CORP                COM              370442105   11,765    1,245,000  SH        SOLE       NONE   1,245,000
GOOGLE INC                       CL A             38259P508   12,016       30,000  SH        SOLE       NONE      30,000
GOLDMAN SACHS GROUP INC          COM              38141G104   15,616      122,000  SH        SOLE       NONE     122,000
ISHARES TR                       MSCI EMERG MKT   464287234  100,862    2,921,000  SH        SOLE       NONE   2,921,000
ISHARES TR                       RUSSELL 2000     464287655   83,641      943,300  SH        SOLE       NONE     943,300
JA SOLAR HOLDINGS CO LTD         SPON ADR         466090107      718       68,100  SH        SOLE       NONE      68,100
JOES JEANS INC                   COM              47777N101    2,050    1,864,044  SH        SOLE       NONE   1,864,044
KB HOME                          COM              48666K109    8,561      435,000  SH        SOLE       NONE     435,000
KONINKLIJKE PHILIPS ELECTRS      NY REG SH NEW    500472303    4,088      150,000  SH        SOLE       NONE     150,000
LENNAR CORP                      CL A             526057104   10,025      660,000  SH        SOLE       NONE     660,000
MEMC ELECTR MATLS INC            COM              552715104    1,749       61,900  SH        SOLE       NONE      61,900
MERRILL LYNCH & CO INC           COM              590188108   20,240      800,000  SH        SOLE       NONE     800,000
MIDCAP SPDR TR                   UNIT SER 1       595635103   31,856      241,700  SH        SOLE       NONE     241,700
MOBILE TELESYSTEMS OJSC          SPONSORED ADR    607409109    9,370      167,300  SH        SOLE       NONE     167,300
MORGAN STANLEY                   COM NEW          617446448    6,555      285,000  SH        SOLE       NONE     285,000
OPEN JT STK CO-VIMPEL COMMUN     SPONSORED ADR    68370R109   11,122      547,875  SH        SOLE       NONE     547,875
PETROLEO BRASILEIRO SA PETRO     SPONSORED ADR    71654V408   19,074      434,000  SH        SOLE       NONE     434,000
PULTE HOMES INC                  COM              745867101    8,941      640,000  SH        SOLE       NONE     640,000
SUNPOWER CORP                    COM CL A         867652109    2,078       29,300  SH        SOLE       NONE      29,300
TENARIS S A                      SPONSORED ADR    88031M109    1,190       31,900  SH        SOLE       NONE      31,900
UNIBANCO-UNIAO DE BANCOS BRA     GDR REP PFD UT   90458E107   26,764      265,200  SH        SOLE       NONE     265,200
WACHOVIA CORP NEW                COM              929903102    2,961    1,115,000  SH        SOLE       NONE   1,115,000
YINGLI GREEN ENERGY HLDG CO      ADR              98584B103      789       71,600  SH        SOLE       NONE      71,600


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